INVESTMENTS IN AFFILIATED COMPANIES (Details 1) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Current assets		$ 111,143	$ 58,385
Noncurrent assets	[1]	397,263	130,196
Current liabilities		(36,699)	(11,713)
Noncurrent liabilities		(14,741)	(5,157)
Investments in and Advances to Affiliates, at Fair Value		456,966	171,711
Associates’ equity relating to non-controlling interest		(5,423)	(2,568)
Deferred intercompany gains		(110)	0
Investments in and Advances to Affiliates, Amount of Equity		$ 451,433	$ 169,143	[2]

[1]	Includes balances of other intangible assets and goodwill in an amount of $ 126,610 and $ 370,937 as of December 31, 2014 and 2015, respectively.
[2]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for the acquisition of Insseco (see note 1a).